Investment Objectives and Goals - SIMT Tax-Managed Managed Volatility Fund	Jul. 08, 2024
Class F Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed Managed Volatility Fund
Class Y Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed Managed Volatility Fund